Performance Management - Allspring SMID Core ETF - SMID Core ETF	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.